Exempt Party-In-Interest Transactions (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 2,314,717,802	$ 1,995,108,955
NiSource Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	13,550,555	14,291,070
Cost	$ 131,013,975	$ 127,200,305
Total investments	$ 240,386,845	$ 223,369,418
NiSource Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	5,700,723	6,021,308
Cost	$ 128,620,274	$ 125,096,602
Dividend income	$ 6,567,973